Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	ICTS INTERNATIONAL N V
Entity Central Index Key	0001010134
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,036,698
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 4,147	$ 4,583
Restricted cash	3,774	3,500
Accounts receivable, net	11,616	12,230
Deferred tax assets, net	133	151
Prepaid expenses and other current assets	994	1,016
Total current assets	20,664	21,480
Property and equipment, net	1,723	1,542
Deferred financing costs, net	448
Goodwill	314	314
Other assets	733	648
Total assets	23,882	23,984
CURRENT LIABILITIES:
Notes payable - bank	8,086	6,600
Accounts payable	3,700	2,658
Accrued expenses and other current liabilities	14,437	13,091
Income taxes payable	1,568	3,425
Current liabilities from discontinued operations	1,858	7,645
Total current liabilities	29,649	33,419
Convertible notes payable to related party, including accrued interest	20,846	14,810
Liability to United States Department of Labor	851	1,184
Other liabilities	150	105
Total liabilities	51,496	49,518
COMMITMENTS AND CONTINGENCIES (NOTES 13 and 15)
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 17,000,000 shares authorized; 8,036,698 and 8,009,185 shares issued and outstanding as of December 31, 2011 and 2010, respectively	4,492	4,475
Additional paid-in capital	20,828	20,845
Accumulated deficit	(46,176)	(44,028)
Accumulated other comprehensive loss	(6,758)	(6,826)
Total shareholders' deficit	(27,614)	(25,534)
Total liabilities and shareholders' deficit	$ 23,882	$ 23,984

CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	€ 0.45	€ 0.45
Common stock, shares authorized	17,000,000	17,000,000
Common stock, shares issued	8,036,698	8,009,185
Common stock, shares outstanding	8,036,698	8,009,185

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Revenue	$ 105,931	$ 98,426	$ 95,861
Cost of revenue	94,496	85,624	82,490
GROSS PROFIT	11,435	12,802	13,371
Operating expenses:
Research and development	2,810	1,724	1,001
Selling, general and administrative	16,100	14,211	14,313
Settlement loss, net		1,455
Total operating expenses	18,910	17,390	15,314
OPERATING LOSS	(7,475)	(4,588)	(1,943)
Other expenses, net	(719)	(2,232)	(1,638)
LOSS BEFORE EQUITY LOSS FROM INVESTMENT IN AFFILIATE AND INCOME TAX BENEFIT (EXPENSE)	(8,194)	(6,820)	(3,581)
Equity loss from investment in affiliate		(675)
Income tax benefit (expense)	259	(549)	418
LOSS FROM CONTINUING OPERATIONS	(7,935)	(8,044)	(3,163)
Income (loss) from discontinued operations, net of income tax benefit of $2,935 in 2011	5,787	(80)	6,086
NET INCOME (LOSS)	(2,148)	(8,124)	2,923
INCOME (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.99)	$ (1.01)	$ (0.47)
Discontinued operations	$ 0.72	$ (0.01)	$ 0.9
Net income (loss)	$ (0.27)	$ (1.02)	$ 0.43
Weighted average number of shares outstanding	8,014,882	7,949,661	6,790,707
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	(2,148)	(8,124)	2,923
Translation adjustment	68	630	43
Comprehensive income (loss)	$ (2,080)	$ (7,494)	$ 2,966

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Tax benefit from discontinued operations	$ (2,935)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2008	$ (22,965)	$ 3,605	$ 20,655	$ (38,827)	$ (7,499)	$ (899)
Balance, shares at Dec. 31, 2008		6,528,100
Exercise of stock options	1,155	674	171			310
Exercise of stock options, shares		1,062,037
Issuance of commom stock to related party	554	130	(165)			589
Issuance of commom stock to related party, shares		300,000
Net income (loss)	2,923			2,923
Translation adjustment	43				43
Balance at Dec. 31, 2009	(18,290)	4,409	20,661	(35,904)	(7,456)
Balance, shares at Dec. 31, 2009		7,890,137
Conversion of convertible notes payable to related party into common stock	250	66	184
Conversion of convertible notes payable to related party into common stock, shares		119,048
Net income (loss)	(8,124)			(8,124)
Translation adjustment	630				630
Balance at Dec. 31, 2010	(25,534)	4,475	20,845	(44,028)	(6,826)
Balance, shares at Dec. 31, 2010	8,009,185	8,009,185
Exercise of stock options		17	(17)
Exercise of stock options, shares		27,513
Net income (loss)	(2,148)			(2,148)
Translation adjustment	68				68
Balance at Dec. 31, 2011	$ (27,614)	$ 4,492	$ 20,828	$ (46,176)	$ (6,758)
Balance, shares at Dec. 31, 2011	8,036,698	8,036,698

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,148)	$ (8,124)	$ 2,923
Income (loss) from discontinued operations	5,787	(80)	6,086
Loss from continuing operations	(7,935)	(8,044)	(3,163)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	633	720	715
Amortization of deferred financing costs	202
Bad debt expense	158	138
Deferred income taxes	18	(151)
Equity loss from investment in affiliate		675
Loss on sale of property and equipment		31
Write-off of receivable from United States Transportation Security Administration		3,000
Reduction in liability to United States Department of Labor		(1,545)
Issuance of shares to related party			554
Changes in assets and liabilities:
Accounts receivable, net	255	(1,196)	40
Prepaid expenses and other current assets		231	92
Other assets	(116)	(216)	(155)
Accounts payable	1,074	10	(1,440)
Accrued expenses and other current liabilities	1,475	1,362	439
Income taxes payable	(1,844)	1,255	201
Liability to United States Department of Labor	(340)	(100)
Other liabilities	51	(92)
Net cash used in discontinued operations		(1,302)	(1,866)
Net cash used in operating activities	(6,369)	(5,224)	(4,583)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(851)	(585)	(865)
Investment in affiliate		(675)
Proceeds from sale of property and equipment		156	26
Increase in restricted cash	(274)
Net cash used in investing activities	(1,125)	(1,104)	(839)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of other liabilities			(5)
Borrowings under old line of credit, net	(6,600)	593	1,209
Borrowings under new line of credit, net	8,086
Net proceeds from convertible notes payable to related party	6,741	5,372	3,872
Payment of financing costs	(450)
Proceeds from exercise of stock options			1,155
Net cash provided by financing activities	7,777	5,965	6,231
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	(719)	111	276
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(436)	(252)	1,085
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	4,583	4,835	3,750
CASH AND CASH EQUIVALENTS, END OF YEAR	4,147	4,583	4,835
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Cashless exercise of stock options	17		75
Accrued financing costs included in accrued expenses and other current liabilities	137
Accrued financing costs included in other liabilties	63
Conversion of convertible notes payable to related party into common stock		250
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for interest	532	439	315
Cash paid during the year for income taxes	$ 358	$ 88	$ 124

ORGANIZATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

Description of Business

ICTS International N.V. ("ICTS") was established by the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as the "Company") operate in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other services to airlines and airport authorities, predominantly in the United States and Europe. The technology segment is predominantly involved in the development and sale of identity security software to financial institutions and airport authorities, predominantly in Europe and Israel.

Liquidity and Financial Condition

The Company has a working capital deficit and a history of recurring losses from continuing operations and negative cash flows from operations. As of December 31, 2011 and 2010, the Company has a working capital deficit of $8,985 and $11,939, respectively. During the years ended December 31, 2011, 2010 and 2009, the Company incurred losses from continuing operations of $7,935, $8,044 and $3,163, respectively, and negative cash flows from operations of $6,369, $5,224 and $4,583, respectively. In addition, the Company is also in default on its line of credit arrangement in the United States as a result of the violation of certain financial and non-financial covenants. Collectively, these factors raise substantial doubt about the Company's ability to continue as a going concern.

Management believes that the Company's operating cash flows and related party/third party financing activities will provide it with sufficient funds to meet its obligations and execute its business plan for the next twelve months. However, there are no assurances that management's plans to generate sufficient cash flows from operations and obtain additional capital from related parties/third parties will be successful. In May 2012, the Company increased its borrowing capacity under the convertible notes payable to related party to $21,000 (see Note 17).

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The significant accounting policies are as follows:

Functional Currency

The accompanying consolidated financial statements are presented in United States dollars. The Company has determined that the functional currency of its foreign subsidiaries is the local currency, which is predominantly the Euro. For financial reporting purposes, the assets and liabilities of such subsidiaries are translated into United States dollars using exchange rates in effect at the balance sheet date. The revenue and expenses of such subsidiaries are translated into United States dollars using average exchange rates in effect during the reporting period. Resulting translation adjustments are presented as a separate category in shareholders' deficit called accumulated other comprehensive loss.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. The most significant estimates and assumptions included in these consolidated financial statements consist of the: (a) calculation of the allowance for doubtful accounts, (b) determination of the fair value of shares of common stock issued to a related party, (c) determination of the fair value of stock options upon the modification of the Company's stock option plans, (d) recognition of contingent liabilities, and (e) calculation of income taxes.

Principles of Consolidation

The consolidated financial statements include the accounts of ICTS International N.V. and its wholly-owned subsidiaries. All significant intercompany balances have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash and cash equivalents.

Restricted Cash

Restricted cash as of December 31, 2011 consists of: (a) a $3,500 certificate of deposit that matures on September 30, 2012 and serves as cash collateral for the Company's line of credit arrangement (see Note 7) and (b) $274 held in several bank accounts that serves as cash collateral for outstanding letters of credit, which is released from restriction on various dates from September 2012 to December 2012 (see Note 15).

Restricted cash as of December 31, 2010 consists of a $3,500 certificate of deposit that matured on May 31, 2011 and served as cash collateral for the Company's line of credit arrangement (see Note 7).

Accounts Receivable

Accounts receivable represent amounts due to the Company for services rendered and are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on historical collection experience, factors related to a specific customer and current economic trends. The Company writes off accounts receivable against the allowance for doubtful accounts when the balance is determined to be uncollectible. As of December 31, 2011 and 2010, the allowance for doubtful accounts is $399 and $339, respectively.

Investments in Affiliates

The Company accounts for investments in the equity securities of companies which represent an ownership interest of 20% or more and the ability to exercise significant influence, provided that ability does not represent control, using the equity method. The equity method requires the Company to recognize its share of the net income (loss) of its investees in the consolidated statement of operations until the carrying value of the investment is zero.

Property and Equipment

Equipment and facilities, internal-use software, and vehicles are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used in determining depreciation are as follows:

Years
Equipment and facilities	3-20
Internal-use software	7
Vehicles	3-7

Leasehold improvements are amortized using the straight-line method over the shorter of the term of the lease or the estimated useful lives of the assets.

Capitalized Internal-Use Software Costs

The Company capitalizes the cost of internal-use software that has a useful life in excess of one year in property and equipment. These costs consist of payments made to third party consultants for the installation and integration of software and related travel costs. Software maintenance and training costs, including related travel costs, are expensed in the period in which they are incurred.

Deferred Financing Costs

Deferred financing costs are stated at cost, less accumulated amortization. Amortization is calculated using the straight-line method over the term of the related credit facility of two years. The results achieved using the straight-line method are not materially different than those which would result using the effective interest method.

Goodwill

Goodwill represents the excess purchase price over the fair value of the net tangible and intangible assets of an acquired business. Goodwill is assessed for impairment by reporting unit on an annual basis or when events or changes in circumstances indicate that the carrying value may not be recoverable. The assessment begins with an analysis of qualitative factors as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is determined that goodwill should be reviewed for impairment, then a discounted cash flow analysis is performed to determine whether the goodwill is recoverable. If the carrying value of the goodwill is not recoverable based upon the discounted cash flow analysis, then an impairment charge is recorded for the difference between the carrying value and the fair value of the goodwill. During the years ended December 31, 2011, 2010 and 2009, the Company has not recorded any impairment charges on its goodwill.

Long-Lived Assets

The Company reviews long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses recoverability by determining whether the net book value of the related asset will be recovered through the projected undiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset may not be recoverable, it measures any impairment based on the fair value of the asset as compared to its carrying value. During the years ended December 31, 2011, 2010, and 2009, the Company did not record any impairment charges on its long-lived assets.

Convertible Debt Instruments

The Company evaluates convertible debt instruments to determine whether the embedded conversion option needs to be bifurcated from the debt instrument and accounted for as a freestanding derivative instrument or considered a beneficial conversion option. An embedded conversion option is considered to be a freestanding derivative when: (a) the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the host instrument, (b) the hybrid instrument that embodies both the embedded conversion option and the host instrument is not re-measured at fair value under otherwise applicable US GAAP with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded conversion option would be considered a derivative instrument subject to certain requirements (except when the host instrument is deemed to be conventional). When it is determined that an embedded conversion option should not be bifurcated from its host instrument, the embedded conversion option is evaluated to determine whether it contains any intrinsic value which needs to be discounted from the carrying value of the convertible debt instrument. The intrinsic value of an embedded conversion option is considered to be the difference between the fair value of the underlying security on the commitment date of the debt instrument and the effective conversion price embedded in the debt instrument.

Contingent Liabilities

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the normal course of its business activities. Liabilities for such contingencies are recognized when: (a) information available prior to the issuance of the consolidated financial statements indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can reasonably be estimated.

Comprehensive Income (Loss)

Comprehensive income (loss) reflects changes in shareholders' deficit that result from transactions and economic events from non-owner sources. The Company's comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009 consists of its net income (loss) and foreign currency translation adjustment.

Stock-Based Compensation

Stock-based compensation to employees, including stock options, are measured at the fair value of the award on the date of grant based on the estimated number of awards that are ultimately expected to vest. The compensation expense resulting from stock-based compensation to employees is recorded over the vesting period of the award in selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive income (loss).

Stock-based compensation issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the stock-based compensation, whichever is more readily determinable.

Revenue Recognition

Revenue is recognized as services are rendered based on the terms contained in the Company's contractual arrangements with customers, provided that services have been rendered, the fee is fixed and determinable, and collection of the related receivable is reasonably assured.

Cost of Revenue

Cost of revenue represents primarily payroll and related costs associated with employees who provide services under the terms of the Company's contractual arrangements. Such costs are recognized as services are provided.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs during the years ended December 31, 2011, 2010 and 2009 are $63, $129 and $48, respectively.

Research and Development Costs

Research and development costs are expensed as incurred and consist primarily of payroll and related costs.

Value Added Tax

Certain of the Company's operations are subject to Value Added Tax ("VAT") applied on the services sold in those respective countries. The Company is required to remit the VAT collected to the tax authorities, but may deduct the VAT paid on certain eligible purchases. The Company records the VAT amount payable or receivable in each respective country on a net basis in the accompanying consolidated balance sheets.

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is established when realization of net deferred tax assets is not considered more likely than not.

Uncertain income tax positions are determined based upon the likelihood of the positions being sustained upon examination by taxing authorities. The benefit of a tax position is recognized in the consolidated financial statements in the period during which management believes it is more likely than not that the position will not be sustained. Income tax positions taken are not offset or aggregated with other positions. Income tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of income tax benefit that is more than 50 percent likely of being realized if challenged by the applicable taxing authority. The portion of the benefits associated with income tax positions taken that exceeds the amount measured is reflected as income taxes payable.

The Company recognizes interest related to uncertain tax positions in interest expense. The Company recognizes penalties related to uncertain tax positions in selling, general and administrative expenses.

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is determined in the same manner as basic income (loss) per share, except that the number of shares is increased to include potentially dilutive securities using the treasury stock method. Because the Company incurred a loss from continuing operations in all periods presented, all potentially dilutive securities were excluded from the computation of diluted income (loss) per share because the effect of including them is anti-dilutive.

The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2011	2010	2009

Stock Options	-	332,000	332,000
Shares Issuable upon Conversion of
Convertible Notes Payable to Related Party	9,926,938	7,052,569	4,830,476
Total	9,926,938	7,384,569	5,162,476

As of December 31, 2011, the Company's common stock and common stock issuable upon the conversion of convertible notes payable to a related party is 963,636 shares in excess of the Company's authorized shares of common stock. However, the Company has concluded that there is no need to reflect the fair value of the shares of common stock subject to the shortfall as a derivative liability because the ability to increase the number of authorized shares of common stock is considered to be within its control since its Chairman owns or controls approximately 60.3% of the Company's issued and outstanding common stock. Therefore, any shareholder vote needed to effect an increase in the Company's authorized shares of common stock is perfunctory.

Fair Value of Financial Instruments

The fair values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other current liabilities, income taxes payable and notes payable - bank approximate their carrying values due to the short-term nature of the instruments. The carrying values of the convertible notes payable to related party, liability to the United States Department of Labor and other liabilities are not readily determinable because: (a) these instruments are not traded and, therefore, no quoted market prices exist upon which to base an estimate of fair value and (b) there were no readily determinable similar instruments on which to base an estimate of fair value.

Concentration of Credit Risk

Financial instruments which are subject to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company maintains cash and cash equivalents and restricted cash in accounts with financial institutions in the United States, Europe, Japan and Israel. Interest-bearing bank accounts at financial institutions located in the United States are insured by the Federal Deposit Insurance Corporation ("FDIC") for up to $250 per institution through December 31, 2013. As of December 31, 2011, cash and cash equivalents being held in the United States do not exceed the FDIC limit. Bank accounts located in Europe, Japan and Israel, which hold $4,115 as of December 31, 2011, are uninsured.

The Company renders services to a limited number of airlines and airports through service contracts and provides credit without collateral. Some of these airlines and airports may have difficulties in meeting their financial obligations, which can have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows. To mitigate this risk, the Company regularly reviews the creditworthiness of its customers through its credit evaluation process.

Revenue from three customers represented 53% and 69% of total revenue during the years ended December 31, 2011 and 2010, respectively. Accounts receivable from these three customers represented 42% and 49% of total accounts receivable as of December 31, 2011 and 2010, respectively. Revenue from two customers represented 56% of total revenue during the year ended December 31, 2009.

Risks and Uncertainties

The Company is currently engaged in direct operations in numerous countries and is therefore subject to risks associated with international operations (including economic and/or political instability and trade restrictions). Such risks can cause the Company to have significant difficulties in connection with the sale or provision of its services in international markets and have a material impact on the Company's consolidated financial position, results of operations and cash flows.

The Company is subject to changes in interest rates based on Federal Reserve actions and general market conditions. The Company does not utilize derivative instruments to manage its exposure to interest rate risk. The Company believes that a moderate interest rate increase will not have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Furthermore, as a result of its international operations, the Company is subject to market risks associated with foreign currency exchange rate fluctuations. The Company does not utilize derivative instruments to manage its exposure to such market risk. As such, significant foreign currency exchange rate fluctuations can have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Reclassifications

Certain amounts in the prior year balance sheet and statement of cash flows have been reclassified to conform to the current period presentation.

Recently Issued Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" ("ASU 2011-05"). ASU 2011-05 amends the FASB Accounting Standards Codification ("ASC") to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 should be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The adoption of this pronouncement is not expected to have a material impact on the Company's consolidated financial position, results of operations or cash flows.

In December 2011, the FASB issued ASC Update No. 2011-12, "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" ("ASU 2011-12"). The amendments in ASU No. 2011-12 are effective at the same time as the amendments in ASU 2011-05 so that entities will not be required to comply with the presentation requirements in ASU 2011-05 that ASU 2011-12 is deferring.  In order to defer only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in ASU 2011-12 supersede certain pending paragraphs in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. These requirements are applicable for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this pronouncement is not expected to have a material impact on the Company's consolidated financial position, results of operations or cash flows.

In September 2011, the FASB issued ASC Update No. 2011-08, "Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment" (ASU 2011-08"). ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, "Intangibles-Goodwill and Other." The more-likely-than-not threshold is defined as having a likelihood of more than 50%. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company elected to adopt ASU 2011-08 on December 31, 2011. The adoption of this update did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not applicable to the Company's consolidated financial statements.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 - DISCONTINUED OPERATIONS

In December 2005, the Company committed to a plan to cease the operations of its entertainment segment in the United States. Accordingly, as of that date, the assets, liabilities and results of operations of the entertainment segment were classified as discontinued operations in the Company's consolidated financial statements. The nature of discontinued operations of the entertainment segment consisted mainly of activities associated with the settlement of ongoing litigation, including disputes related to unpaid vendor and rent obligations (see Note 15).

In July 2009, the Company entered into a settlement arrangement with the former landlord of the entertainment segment to resolve all disputes between the parties related to unpaid rent obligations. Pursuant to the settlement arrangement, the Company agreed to pay $2,600 to the former landlord in four equal installments of $650. The first two installments were paid during 2009 and the remaining payments were paid during 2010. As a result of the settlement arrangement, the Company recognized a gain of $4,756 in its results from discontinued operations during the year ended December 31, 2009.

The Company's obligation under the settlement arrangement was secured by a $2,600 irrevocable standby letter of credit issued to the former landlord by an entity related to the Company's main shareholder. Such letter of credit was released upon the settlement of the obligation.

Furthermore, the remaining disputes of the entertainment segment related to unpaid vendor obligations of $1,156, which were previously accrued by the Company, were eliminated and recognized as income from discontinued operations during the year ended December 31, 2009.

In January 2011, the operations of the entertainment segment were liquidated.

In connection with the Company's settlement of certain assessments with the Internal Revenue Service ("IRS")(see Note 13), the Company recognized $5,787 of changes in uncertain income tax positions in 2011, including interest and penalties, related to its entertainment segment in income from discontinued operations.

A summary of the Company's liabilities from discontinued operations as of December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010

Income taxes payable	$1,858	$7,645

A summary of the Company's results from discontinued operations for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Year Ended December 31,
	2011	2010	2009

Selling, general and administrative expenses	$683	$-	$6,086
Other income (expense), net	2,169	(80)	-
Income tax benefit	2,935	-	-
Income (loss) from discontinued operations	$5,787	$(80)	$6,086

INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES

NOTE 4 - INVESTMENTS IN AFFILIATES

ICTS Netherlands Airport Services VOF

The Company had a 50% ownership interest in ICTS Netherlands Airport Services VOF ("NAS"), a joint venture with an unrelated third party. NAS provided airport services at the Amsterdam Schiphol Airport in the Netherlands pursuant to a long-term service contract. On February 1, 2008, the service contract expired and NAS ceased its operations. In 2010, the Company received a final dividend of $153 upon the final liquidation of NAS (see Note 12).

As of December 31, 2011 and 2010, there were no assets or liabilities related to NAS.

Statement of operations data for NAS is summarized below:

	Year Ended December 31,
	2011	2010	2009

Revenue	$-	$-	$-
Gross profit	-	-	-
Net income (loss)	$-	$(20)	$143

Inksure Technologies, Inc.

In March 2010, the Company purchased 5,400,000 shares of common stock in Inksure Technologies, Inc. ("Inksure") for $675 pursuant to a private placement of Inksure's securities. Despite the additional investment, the Company's ownership interest in Inksure decreased from 27.4% to 23.9% as a result of the participation of other investors in the private placement. Inksure develops, markets and sells customized authentication systems designed to enhance the security of documents and branded products. As a result of changes in ownership interests in Inksure during the year ended December 31, 2011, the Company's ownership interest increased to 24.1% as of December 31, 2011.

The Company suspended its use of the equity method to account for this investment in 2007 after its investment balance was reduced to zero. The additional investment was allocated to fund prior losses that were incurred after the suspension of the equity method. Accordingly, the Company recognized an equity loss from investment in affiliate of $675 for the year ended December 31, 2010 in the accompanying consolidated statements of operations and comprehensive income (loss).

The Company's Chief Financial Officer serves as a non-employee director of Inksure. In addition, one of the members of the Company's Board of Directors also serves as a non-employee director of Inksure.

As of December 31, 2011, the Company's share of the underlying net assets of Inksure exceeds the Company's carrying value of its investment in Inksure by $421. The market value of the Company's investment in Inksure as of December 31, 2011 is $992.

Balance sheet data for Inksure is summarized below:

	December 31,
	2011	2010

Current assets	$2,905	$2,759
Non-current assets	74	78
Total assets	$2,979	$2,837

Current liabilities	$1,021	$1,108
Non-current liabilities	212	183
Shareholders' equity	1,746	1,546
Total liabilities and shareholders' equity	$2,979	$2,837

Statement of operations data for Inksure is summarized below:

	Year Ended December 31,
	2011	2010	2009

Revenue	$3,748	$2,812	$3,014
Gross profit	2,855	2,358	2,641
Gain from extinguishment of convertible debt	-	5,881	-
Net income (loss)	(489)	4,887	(1,468)

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	December 31,
	2011	2010

Equipment and facilities	$3,155	$2,886
Internal-use software	509	509
Vehicles	719	789
Leasehold improvements	372	418
	4,755	4,602
Less: accumulated depreciation and amortization	3,032	3,060
Total property and equipment, net	$1,723	$1,542

Depreciation expense is $633, $720 and $715 for the years ended December 31, 2011, 2010 and 2009, respectively.

DEFERRED FINANCING COSTS	12 Months Ended
Dec. 31, 2011
Deferred Finance Costs [Abstract]
DEFERRED FINANCING COSTS

NOTE 6 - DEFERRED FINANCING COSTS

Deferred financing costs are as follows:

	December 31,
	2011	2010

Deferred financing costs	$650	$-
Less: accumulated amortization	202	-
Deferred financing costs, net	$448	$-

Amortization expense is $202 for the year ended December 31, 2011.

NOTES PAYABLE - BANK	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE - BANK [Abstract]
NOTES PAYABLE - BANK

NOTE 7 - NOTES PAYABLE - BANK

United States

The Company had an arrangement with a commercial bank, which provided it with up to $8,000 in borrowings and letters of credit subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 95% of the Company's certificate of deposit, plus (iii) $775 representing a standby letter of credit that was provided to the commercial bank by an entity related to the Company's main shareholder (see Note 9), minus (iv) letter of credit obligations, minus (v) $500 representing a discretionary reserve established by the commercial bank. Borrowings under the arrangement were secured by the Company's accounts receivable of one of the Company's subsidiaries in the United States ($6,348 as of December 31, 2010), a $3,500 certificate of deposit and the $775 letter of credit that was provided to the commercial bank by an entity related to the Company's main shareholder.

In May 2011, the Company entered into a new credit facility with an independent lender to replace its previous line of credit arrangement and repay all amounts owed to the commercial bank. The new credit facility provides the Company with up to $9,000 in borrowings subject to a borrowing base limitation. The borrowing base limitation is equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of the Company's $3,500 in cash collateral (see Note 2) plus (iv) 95% of a $775 standby letter of credit that was provided to the lender by an entity related to the Company's main shareholder (see Note 9). Borrowings under the new credit facility are secured by certain assets of one of the Company's subsidiaries in the United States, including accounts receivable and unbilled receivables ($5,716 as of December 31, 2011), equipment, cash and cash equivalents, a $3,500 certificate of deposit, and the $775 letter of credit that was provided to the lender by an entity related to the Company's main shareholder. The new credit facility expires on May 25, 2013.

Borrowings made under the commercial bank arrangement were designated as either prime rate or LIBOR loans at the option of the Company. Prime rate loans bear interest, which is payable monthly, at the bank's prime rate plus 1% per annum. LIBOR loans bear interest, which is payable monthly, at LIBOR plus 350 basis points, per annum.

Borrowings made under the new credit facility bear interest, which is payable monthly, at LIBOR (subject to a floor of 1.75%) plus 4.5% per annum.

The Company's weighted average interest rate during the years ended December 31, 2011, 2010 and 2009 is 6.35%, 6.08% and 4.25%, respectively.

The Company capitalized $650 in costs associated with obtaining the new credit facility, including a success fee to the independent lender of $300. The success fee is payable in twenty-four monthly installments of approximately $12,500 commencing in June 2011 through May 2013.

In July 2011, the Company amended the new credit facility to increase the maximum borrowing amount to $10,000 and permit the Company to include 100% of its $3,500 in cash collateral into the borrowing base limitation.

In October 2011, the Company amended the new credit facility to temporarily increase the maximum borrowing amount to $11,000 for October 2011 and November 2011.

In December 2011, the Company amended the new credit facility to revise the borrowing base limitation to: (i) 80% of eligible accounts receivable, as defined, plus (ii) 70% of eligible unbilled receivables, as defined, plus (iii) 100% of the Company's $3,500 in cash collateral plus (iv) 95% of a $775 standby letter of credit that was provided to the lender by an entity related to the Company's main shareholder.

The Company evaluated the terms of the amendments and concluded that they do not constitute substantive modifications.

As of December 31, 2011 and 2010, the Company had approximately $8,086 and $6,600, respectively, outstanding under line of credit arrangements. As of December 31, 2011, the Company has $262 in unused borrowing capacity under the new credit facility.

The new credit facility includes various financial and non-financial covenants, including the maintenance of a specified fixed charge coverage ratio and a minimum level of EBITDA. As of December 31, 2011, the Company is in default of its new credit facility as a result of the violation of certain financial and non-financial covenants. While the independent lender is not waiving these violations and is reserving all rights and remedies available to it under the credit facility and law, it is presently not exercising these rights and remedies.

Europe

In September 2011, the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €300 ($389 as of December 31, 2011) in borrowings and €63 ($81 as of December 31, 2011) in guarantees. Borrowings under the line of credit arrangement bear interest, which is payable monthly, at 6% per annum. The line of credit arrangement is secured by the accounts receivable of one of the Company's European subsidiaries ($3,080 as of December 31, 2011) and expires on January 1, 2013.

As of December 31, 2011 the Company does not have any outstanding borrowings under the line of credit arrangement. As of December 31, 2011, the Company has €300 ($389 as of December 31, 2011) in unused borrowing capacity under the line of credit arrangement (see Note 15).

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2011	2010

Accrued payroll and related	$4,988	$4,566
Accrued vacation	3,596	3,365
Accrued VAT	2,251	2,093
Current portion of liability to United States
Department of Labor (see Note 10)	164	171
Other	3,438	2,896
Total accrued expenses and other current liabilities	$14,437	$13,091

CONVERTIBLE NOTES PAYABLE TO RELATED PARTY	12 Months Ended
Dec. 31, 2011
CONVERTIBLE NOTES PAYABLE TO RELATED PARTY [Abstract]
CONVERTIBLE NOTES PAYABLE TO RELATED PARTY

NOTE 9 - CONVERTIBLE NOTES PAYABLE TO RELATED PARTY

In April 2008, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $6,644 in revolving loans through November 2010. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is payable at maturity, at LIBOR plus 1.5% per annum. The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $2.75 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In April 2009, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $7,310 in revolving loans through November 2011. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $2.10 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In September 2009, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $10,000 in revolving loans through November 2011. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $2.10 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In May 2010, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $12,000 in revolving loans through November 2012. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $2.10 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In June 2010, the holder of the convertible notes elected to convert $250,000 in outstanding convertible notes into 119,048 shares of common stock.

In September 2010, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $14,000 in revolving loans through November 2012. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $2.10 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In November 2011, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $19,000 in revolving loans through November 2013. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $2.10 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

The Company's weighted average interest during the years ended December 31, 2011, 2010 and 2009 is 6.32%, 6.38% and 5.54%, respectively.

At December 31, 2011 and 2010, convertible notes payable to related party consist of $17,903 and $12,976, respectively, in principal and $2,943 and $1,834, respectively, in accrued interest. Interest expense related to these notes is $1,109, $763 and $514 for the years ended December 31, 2011, 2010 and 2009, respectively (see Note 12).

LIABILITY TO UNITED STATES DEPARTMENT OF LABOR	12 Months Ended
Dec. 31, 2011
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR [Abstract]
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR

NOTE 10 - LIABILITY TO UNITED STATES DEPARTMENT OF LABOR

In December 2010, the Company entered into a settlement arrangement with the United States Department of Labor ("DOL") and agreed to pay $1,500 to the DOL, which will be used to pay back wages and benefits to the individuals employed under its contract with the United States Transportation Security Administration ("TSA"), and be responsible for remitting any and all employer payroll tax obligations payable upon the distribution of these back wages and benefits commencing in 2015, which the Company estimated to be approximately $100 (see Note 15). The Company recognized the resulting liability to the DOL, including the estimated employer payroll tax obligations, at the net present value of the obligation of $1,455 and recognized a settlement gain of $1,545.

The liability to the DOL is payable in installments of $100 on January 1, 2011 (which was remitted prior to December 31, 2010) and $175 on every July 1 and January 1 from July 1, 2011 through January 1, 2015 (the January 1, 2012 payment was remitted prior to December 31, 2011). The liability to the DOL also bears interest at 1% per annum, which is payable in installments of $4 on every July 1 and January 1 from July 1, 2011 through January 1, 2015.

Future payments of the liability to the DOL are as follows at December 31, 2011:

Year ending
December 31,

2012	$175
2013	350
2014	350
2015	275
1,150
Less: imputed interest	135
1,015
Less: current portion	164
Long-term portion	$851

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION

NOTE 11 - STOCK-BASED COMPENSATION

In 1999, the Company adopted the 1999 Equity Incentive Plan and reserved 600,000 shares of common stock for future issuance. The plan expired in 2009.

In February 2005, the Company adopted the 2005 Equity Incentive Plan and reserved 1,500,000 shares of common stock for future issuance. The plan expires in 2015.

In December 2008, the Company adopted the 2008 Employees and Directors Commitment Stock Option Plan and reserved 1,500,000 shares of common stock for future issuance. The plan expires in 2018.

Under the Company's stock option plans, stock options may be granted to employees, officers, directors and consultants of the Company at an exercise price equivalent to at least the fair market value of the Company's common stock on the date of grant with expiration terms of not more than ten years. Options granted under the plans generally vest over a period of three years.

In September 2009, the Board of Directors ratified the cashless exercise feature contained in the Company's 2003 and 2005 Equity Incentive Plans to facilitate the exercise of stock options which expired in 2009. The remaining stock options expired in 2011. Under the cashless exercise feature of these plans, an option holder electing to exercise stock options using this feature would effectively pay for the exercise of a portion of his stock options by surrendering their rights to another portion of their stock options to affect a stock-for-stock transfer. The Company determined that the modification of the stock option plans did not result in any incremental compensation cost.

As of December 31, 2011, the Company has 2,583,989 options available for future grants.

A summary of the Company's stock option activity is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term	Intrinsic
	Number	Price	(in years)	Value

Outstanding as of January 1, 2011	332,000	$1.00	0.80	$-
Granted	-	-	-	-
Exercised	(27,513)	1.00	-	-
Forfeited/Expired	(304,487)	1.00	-	-
Outstanding as of December 31, 2011	-	$-	-	$-

There were no stock options granted during the years ended December 31, 2011, 2010 and 2009.

As of December 31, 2011, the Company did not have any unrecognized compensation cost related to stock options granted under the stock option plans. During the years ended December 31, 2011, 2010 and 2009, the Company did not recognize any compensation expense related to the issuance of stock options under the stock option plans.

OTHER EXPENSE	12 Months Ended
Dec. 31, 2011
OTHER EXPENSE [Abstract]
OTHER EXPENSE

NOTE 12 - OTHER EXPENSE

Other income (expense) is summarized as follows:

	2011	2010	2009
Interest expense to related party (see Note 9)	$(1,109)	$(763)	$(514)
Interest income (expense) related to uncertain tax positions (see Note 13)	721	(602)	(452)
Interest expense and other bank charges	(816)	(667)	(588)
Amortization of deferred financing costs	(202)	-	-
Interest income	4	10	40
Foreign currency gain (loss)	616	(330)	(102)
Dividend from NAS (see Note 4)	-	153	-
Other income (expense)	67	(33)	(22)
Total other income (expense), net	$(719)	$(2,232)	$(1,638)

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 13 - INCOME TAXES

The components of loss before equity income (loss) from investment in affiliate and income tax benefit (expense) are as follows:

	Year Ended December 31,
	2011	2010	2009

The Netherlands	$(968)	$(597)	$484
Subsidiaries outside of the Netherlands	(7,226)	(6,223)	(4,065)
Loss before equity loss from investment
in affiliate and income tax benefit (expense)	$(8,194)	$(6,820)	$(3,581)

The components of income tax benefit (expense) are as follows:

	Year Ended December 31,
	2011	2010	2009

Current:
The Netherlands	$-	$(97)	$286
Subsidiaries outside of the Netherlands, net of
$499 and ($234) in income tax benefit (expense)
related to prior period income tax positions
in 2011 and 2010, respectively	277	(603)	132
	277	(700)	418
Deferred:
Subsidiaries outside of the Netherlands	(18)	151	-
Total income tax benefit (expense)	$259	$(549)	$418

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2011	2010

Deferred tax assets:
Operating loss carryforwards	$18,135	$20,082
Allowance for doubtful accounts	152	111
Tax credit carryforwards	588	594
Accrued expenses	1,319	1,824
Total deferred tax assets	20,194	22,611

Deferred tax liabilities:
Depreciation of property and equipment	(133)	(118)
	20,061	22,493
Valuation allowance	(19,928)	(22,342)
Deferred tax assets, net	$133	$151

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carryforwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of one location, which is currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

As of December 31, 2011, the Company has net operating loss carryforwards of $19,486 in the Netherlands, which will expire in 2013 through 2020. As of December 31, 2011, the Company has net operating loss carryforwards of $27,363 in the United States, which will expire in 2025 through 2031. The ultimate utilization of such net operating loss carryforwards is limited in certain situations.

As of December 31, 2011, the Company has capital loss carryforwards of $583 in Israel. Such capital loss carryforwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2011, the Company has $588 in tax credits for the welfare to work and work opportunity programs in the United States that expire in 2024 through 2029.

During the years ended December 31, 2011 and 2010, the valuation allowance decreased by $2,414 and $984, respectively.

The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2011	2010	2009

Effective income tax benefit from continuing
operations at statutory rate	$2,049	$1,739	$913
Rate differential	270	345	116
Non-deductible income (expense)	495	(380)	(172)
Adjustments to prior year tax losses	547	(1,176)	281
Changes in valuation allowance	(2,414)	(984)	(544)
Other	(688)	(93)	(176)
Income tax benefit (expense) from continuing
operations	$259	$(549)	$418

The Company was subject to a tax examination for one of its subsidiaries in the United States by the IRS for the tax years 2002 to 2004. In connection with this examination, the subsidiary was required to provide information regarding its treatment of certain expenses. The IRS proposed a number of adjustments to the subsidiary's filed income tax returns for the tax years 2002 to 2004, which collectively resulted in an assessed income tax liability of $7,325. Management vigorously contested the merit of the proposed adjustments and established a reserve of $10,690, including interest and penalties of $4,804, as of December 31, 2010 to reflect the adjustments that it considered to be more likely than not to be upheld upon the ultimate resolution of this matter. In July 2011 and January 2012, the Company entered into arrangements with the IRS to settle all outstanding claims against it for $3,329, including $877 in interest. The IRS did not assess any penalties as part of the settlement.

The total amount of unrecognized tax benefits, including interest and penalties, is $3,329 and $10,690 as of December 31, 2011 and 2010, respectively, of which $1,858 and $7,645, respectively, is included in current liabilities from discontinued operations and $1,471 and $3,045, respectively, is included in income taxes payable in the accompanying consolidated balance sheets. Also included in income taxes payable on the accompanying consolidated balance sheets is $97 and $380 of income taxes payable related to current operations as of December 31, 2011 and 2010, respectively.

A reconciliation of the beginning and ending amounts in accrued unrecognized income tax benefits is as follows:

	December 31,
	2011	2010

Balance at January 1	$5,886	$5,652
Additions related to prior period tax positions	-	234
Reductions related to prior period tax positions	(3,434)	-
Balance at December 31	$2,452	$5,886

A reconciliation of the beginning and ending amounts in accrued interest is as follows:

	December 31,
	2011	2010

Balance at January 1	$3,767	$3,165
Additions charged to expense	-	602
Reductions charged to expense	(2,890)	-
Balance at December 31	$877	$3,767

A reconciliation of the beginning and ending amounts of accrued tax penalties is as follows:

	December 31,
	2011	2010

Balance at January 1	$1,037	$947
Additions charged to expense	-	90
Reductions charged to expense	(1,037)	-
Balance at December 31	$-	$1,037

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the tax years 2009 to 2011 are subject to examination in the Netherlands. Income tax returns for the tax years 2003 to 2011 are subject to examination in foreign jurisdictions.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 - RELATED PARTY TRANSACTIONS

Entities related to two of the Company's board members provide legal services to the Company. Legal expense related to these services is $136, $140 and $114 for the years ended December 31, 2011, 2010 and 2009, respectively. Included in accounts payable on the accompanying consolidated balance sheets is $133 and $108 due for these services as of December 31, 2011 and 2010, respectively.

In January 2009, the Company engaged the services of a related party to provide certain selling services to its technology segment. The Company incurred expenses of $107, $87 and $77 for such services for the years ended December 31, 2011, 2010 and 2009, respectively.

In June 2009, a European bank, issued a performance guarantee in the amount of €1,200 ($1,552 as of December 31, 2011) to one of the Company's customers to secure the Company's performance under a service contract between the parties. The performance guarantee extends for the period June 24, 2009 through April 16, 2013. To secure the European bank's guarantee, an entity related to the Company's main shareholder provided a guarantee to the European bank for the same amount.

In July 2009, the Company issued 300,000 shares of fully vested, non-forfeitable common stock to an entity related to the Company's main shareholder as consideration for guaranteeing certain Company obligations. The Company recognized the fair value of the shares on the date of issuance of $554 in selling, general and administrative expenses in the accompanying statements of operations and comprehensive income (loss).

In January 2010, the Company engaged the services of an entity owned by a related party to provide it with certain selling services to its technology segment. The Company incurred expenses of $60 for such services for each of the years ended December 31, 2011 and 2010. The contract expired on December 31, 2011.

In June 2010, an entity related to the Company's main shareholder provided a letter of credit of $550 to a commercial bank to guarantee an extension of a borrowing arrangement on behalf of one of the subsidiaries in the group. In September 2010, the letter of credit was increased to $775 (see Note 7). In May 2011, pursuant to the Company's new credit facility in the United States, this standby letter of credit was transferred to the Company's new independent lender.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 - COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain equipment and premises under various operating leases. Future minimum lease payments under such operating leases are as follows:

Year ending
December 31,

2012	$901
2013	500
2014	308
2015	288
2016	263
$2,260

Rent expense for the years ended December 31, 2011, 2010 and 2009 is $2,215, $1,838 and $1,875, respectively.

Letters of Credit and Guarantees

As of December 31, 2011, the Company has approximately $274 in outstanding letters of credit. Such letters of credit are being secured by $274 in restricted cash with a commercial bank (see Note 2).

As of December 31, 2011, the Company has €63 ($81 as of December 31, 2011) in outstanding guarantees on its line of credit arrangement in Europe(see Note 7).

Legal Proceedings

United States Transportation Security Administration

In February 2002, the Company was awarded a security services contract (the "TSA Contract") by the TSA to continue to provide security services in all its current airport locations until the earlier of either the completed transition of these security services on an airport-by-airport basis to the TSA or November 2002. In accordance with the terms of the TSA Contract, the United States Federal government provided the Company with a non-interest bearing advance payment of approximately $26,000, of which the Company had repaid $11,700. The amount due from the TSA with respect to services provided under the TSA Contract was $17,300. The Company had reflected the net amount due from the TSA of $3,000 on its consolidated balance sheet.

In December 2010, the Company entered into a settlement agreement with the TSA whereby both parties agreed to withdraw all claims and contractual rights, including the ability to seek further compensation, from one another. As a result of the settlement arrangement, the Company wrote off the $3,000 receivable from the TSA and recognized a settlement loss of $3,000. The settlement loss is shown net of a $1,545 gain recognized on the Company's settlement with the DOL on the accompanying statement of operations.

United States Department of Labor

The DOL finalized its audit of the pay rates used to compensate employees for services rendered pursuant to the TSA Contract in 2003. The DOL concluded that in certain instances, employees had not been paid the correct base rate, fringe benefits, vacation and holiday pay resulting in a penalty of $7,100. In 2007, the Company reached a settlement with the DOL with respect to this claim and agreed to pay them $3,000, which was expected to be paid with the proceeds received from any settlement with the TSA.

In December 2010, the Company entered into a settlement arrangement with the DOL whereby the DOL agreed to reduce the amount of the liability to $1,500, but retained the right to reinstate the amount owed back to $3,000 if the Company becomes delinquent on any of its scheduled payment obligations (see Note 10). The settlement gain is shown net of a $3,000 loss recognized on the Company's settlement with the TSA on the accompanying statement of operations.

September 11, 2001 Terrorist Attacks

As a result of the September 11, 2001 terrorist attacks, numerous lawsuits charging the Company with wrongful death and/or property damage were commenced in the United States District Court, Southern District of New York (the "Court"), resulting from certain airport security services provided by the Company for United Flight 175 out of Logan Airport in Boston, Massachusetts.

All the wrongful death personal injury cases have been settled or dismissed at no cost to the Company because the payments were covered by the Company's insurance. The settlements were approved by the Court, but because of disputes with respect to the estate of one decedent, that matter currently is on appeal to the Second Circuit Court of Appeals.

All but two of the property loss cases also have been settled at no cost to the Company, because the payments were covered by the Company's insurance. Two of the property loss cases remain pending against, among others, the Company. The defendants are hopeful that the remaining property loss cases will be dismissed shortly, but the result is expected to be appealed by the plaintiffs.

In any event, the Company has already paid the limits of its liability insurance in settlement costs. The Company contends that a federal statute passed after the events of September 11, 2001 protects it from having to make any further monetary payments, regardless of whether it is found liable in any of the remaining cases.

Former Employee Claims

The Company is subject to wrongful termination claims made by certain former employees of one of its European subsidiaries. The aggregate amount of such claims is approximately $620. At the present time, the Company is not able to determine the likelihood of an unfavorable outcome or estimate a range of potential loss related to these matters.

Audiovisual-Washington, Inc.

In September 2005, Avitecture, Inc. (a/k/a Audiovisual-Washington, Inc.) ("Avitecture") filed a Demand for Arbitration and Mediation against one of the Company's subsidiaries in the United States with the American Arbitration Association in Somerset, New Jersey. The Demand for Arbitration alleged that the subsidiary owed Avitecture $222 for audio, video and control systems. The case was decided against the Company's subsidiary in an arbitration proceeding, which resulted in an award to Avitecture of $200. The arbitrator's decision was affirmed by the Superior Court of New Jersey in May 2007 and the Appellate Court in February 2008. In 2009, as a result of the Company's entertainment segment being liquidated, the $200 previously accrued by the Company was written off and recognized in income (loss) from discontinued operations (see Note 3).

Turner Construction Company

In November 2005, Turner Construction Company ("Turner") filed a Demand for Arbitration and Mediation against one of the Company's subsidiaries in the United States with the American Arbitration Association in Somerset, New Jersey. The Demand for Arbitration alleged that pursuant to a written agreement dated October 2003, the subsidiary owed Turner $948 for work and/or services performed. In an arbitration proceeding, the arbitrator awarded Turner $956 plus interest. This award was affirmed on appeal. In 2009, as a result of the Company's entertainment segment being liquidated, the $956 previously accrued by the Company was written off and recognized in income (loss) from discontinued operations (see Note 3).

Landlord Claims

Two of the Company's subsidiaries have been sued by their former landlord (which is the same entity for both properties) alleging breach of their respective leases. The former landlord was seeking unpaid rent for the entire terms of the leases for $2,600 in Atlantic City, New Jersey and $3,700 in Baltimore, Maryland, plus legal fees. In January 2008, a judgment of $2,600 was awarded in favor of the former landlord. In July 2009, the Company entered into a settlement arrangement with the former landlord to resolve all disputes between the parties related to the unpaid rent obligations and agreed to pay $2,600 to the former landlord in four equal installments during 2009 and 2010 (See Note 3).

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company's consolidated financial position, results of operations, or cash flows.

Bonus Contingency

The manager of one of the Company's European subsidiaries is entitled to receive a bonus payment equivalent to 8% of the proceeds received by the Company upon the successful sale of the subsidiary (see Note 17).

Consulting and Services Agreements

In December 2010, the Company entered into a consulting agreement with a former managing director. The agreement obligates the Company to a monthly consulting fee of $18 until December 31, 2013.

In May 2011, the Company entered into a services agreement to outsource the performance of certain of its back-office operations in the United States, including payroll, billing, accounts receivable administration, accounts payable administration and other general accounting services. Pursuant to the terms of this arrangement, the Company will incur no less than $375 in annual fees associated with these services. The agreement is for an initial term of two years and can be extended for an additional period of one year at the option of the Company. In connection with the execution of this agreement, the Company also provided the service provider with the right of first refusal in connection with any potential sale of the Company's operations in the United States over the term of the services agreement.

Future minimum payments under consulting and services agreements are as follows:

Year ending
December 31,	Services	Consulting	Total

2012	$375	$216	$591
2013	125	216	341
	$500	$432	$932

SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHICAL INFORMATION [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 16 - SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States. The technology segment is predominantly involved in the development and sale of identity security software to financial institutions and airport authorities, predominantly in Europe and Israel. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision maker and the performance of the reportable segments is based primarily on loss from continuing operations.

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2011:
Revenue	$-	$105,436	$495	$105,931
Depreciation and amortization	7	585	41	633
Loss from continuing
operations	(527)	(3,410)	(3,998)	(7,935)
Total assets	491	22,830	561	23,882

Year ended December 31, 2010:
Revenue	-	97,819	607	98,426
Depreciation and amortization	11	675	34	720
Loss from continuing
operations	(3,735)	(34)	(4,275)	(8,044)
Total assets	663	22,822	499	23,984

Year ended December 31, 2009:
Revenue	-	95,146	715	95,861
Depreciation and amortization	11	681	23	715
Income (loss) from continuing
operations	(3,729)	2,777	(2,211)	(3,163)

Revenue by country is summarized as follows:

	Year Ended December 31,
	2011	2010	2009

United States	$35,770	$35,667	$36,794
Netherlands	47,516	42,242	42,344
Other	22,645	20,517	16,723
Total	$105,931	$98,426	$95,861

Property and equipment, net of accumulated depreciation and amortization, by country is summarized as follows:

	December 31,
	2011	2010

United States	$550	$606
Netherlands	829	638
Other	344	298
Total	$1,723	$1,542

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

Employment and Termination Agreement

In February 2012, the Company entered into an employment and termination agreement with the manager of one of its European subsidiaries. Under the terms of the agreement, the manager is entitled to a special bonus payment over the term of the agreement of €1,500 ($1,942 as of December 31, 2011), of which €341 ($441 as of December 31, 2011) was paid during the year ended December 31, 2011. The timing of the remaining bonus payments is at the discretion of the Company unless certain performance conditions are met. The agreement will continue until the additional bonus payment is earned and paid in full. At such time, the manager will cease to be employed at the Company.

This agreement supersedes and replaces all previous agreements between the Company and the employee, with the exception of certain provisions in the original employment agreement surrounding the manager's right to earn a bonus upon the sale of one of the Company's European subsidiaries and the right to receive a bonus based upon the financial performance of one of the Company's European subsidiaries, that will remain in effect (see Note 15).

Convertible Notes Payable to Related Party

In May 2012, the Company entered into an arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $21,000 in revolving loans through November 2013. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank. The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at any time at a price of $2.10 per share.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
(US $ in thousands)

		Charges	Charges
		to	to
	Beginning	Costs and	Other	Deductions	End of
	of year	Expenses	Accounts	(1)	Year
Allowance for doubtful accounts:
Year ended December 31, 2009	328	-	-	(75)	253
Year ended December 31, 2010	253	138	-	(52)	339
Year ended December 31, 2011	339	158	-	(98)	399

Allowance for net deferred
tax assets:
Year ended December 31, 2009	22,782	544	-	-	23,326
Year ended December 31, 2010	23,326	-	-	(984)	22,342
Year ended December 31, 2011	22,342	-	-	(2,414)	19,928

(1) Write-off, net of recoveries for the allowance for doubtful accounts.